Intangible Assets - Aggregate Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 274	$ 299	$ 367
Merchant processing contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	74	90	102
Core deposit benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	60	81	102
Trust relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	39	35	49
Other identified intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 101	$ 93	$ 114